SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average number of shares outstanding - basic	111,986,110	35,499,687	65,389,138	13,665,421
Dilutive effect of convertible debt		39,691,943
Dilutive effect of Series B convertible preferred stock		30,000,000
Weighted average number of shares outstanding - diluted	111,986,110	105,191,630